SUPPLEMENT TO THE
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS I PROSPECTUS
DATED NOVEMBER 1, 1995
THE FOLLOWING INFORMATION REPLACES THE "LENDING" PARAGRAPHS IN THE "SECURITIES AND INVESTMENT PRACTICES" SECTION OF THE PROSPECTUS, ON PAGE 16.
LENDING. A fund may lend money to other funds advised by FMR. RESTRICTIONS. Loans, in the aggregate, may not exceed 331/3% of a fund's total assets. Treasury Only, Treasury, Government, and Tax-Exempt do not intend to engage in lending.
ON DECEMBER 14, 1995, THE BOARD OF TRUSTEES APPROVED NEW TIMES AT WHICH THE NET ASSET VALUE PER SHARE (NAV) FOR EACH OF TREASURY ONLY, GOVERNMENT, DOMESTIC, AND RATED MONEY MARKET IS CALCULATED. THE BOARD ALSO APPROVED EXTENDED TRADING DEADLINES FOR THOSE FUNDS. TREASURY ONLY'S NAV WILL BE CALCULATED AT 2:00 P.M. EASTERN TIME, AND THE FUND'S TRADING DEADLINE WILL BE EXTENDED TO 2:00 P.M. EASTERN TIME. THE NAV FOR EACH OF GOVERNMENT, DOMESTIC, AND RATED MONEY MARKET WILL BE CALCULATED AT BOTH 3:00 P.M. AND 5:00 P.M. EASTERN TIME, AND EACH FUND'S TRADING DEADLINE WILL BE EXTENDED TO 5:00 P.M. EASTERN TIME. THE ABOVE CHANGES WILL TAKE EFFECT ON OR ABOUT MARCH 18, 1996.
PLEASE NOTE: THE NEXT SEVEN CHANGES AFFECT THE "YOUR ACCOUNT" SECTION OF THE PROSPECTUS, BEGINNING ON PAGE 19.
THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH IN THE "HOW TO BUY SHARES" SECTION, ON PAGE 19.
Shares are purchased at the next NAV calculated after your order is received and accepted by the transfer agent. NAV is normally calculated at 12:00 p.m. Eastern time for Tax-Exempt; 2:00 p.m. Eastern time for Treasury Only; 3:00 p.m. Eastern time for Money Market; and 3:00 p.m. and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market. THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER THE SUB-HEADING "BY WIRE" IN THE "HOW TO BUY SHARES" SECTION, ON PAGE 19.
In order to receive same-day acceptance of your investment, you must call Fidelity Client Services and place your order between 8:30 a.m. and 12:00 p.m. Eastern time for Tax-Exempt; 8:30 a.m. and 2:00 p.m. Eastern time for Treasury Only; 8:30 a.m. and 3:00 p.m. Eastern time for Money Market; and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market, on days the funds are open for business.
THE FOLLOWING INFORMATION REPLACES THE FIFTH PARAGRAPH UNDER THE SUB-HEADING "BY WIRE" IN THE "HOW TO BUY SHARES" SECTION, ON PAGE 19.
In order to purchase shares of Treasury, Government, Domestic, and Rated Money Market after 3:00 p.m. Eastern time, you must contact Fidelity Client Services one week in advance to make late-trading arrangements. In order to receive same-day acceptance of your purchase order for Treasury, Government, Domestic, and Rated Money Market after 3:00 p.m. Eastern time, you must call Fidelity Client Services as early in the day as possible. Wired money for purchase orders for Treasury, Government, Domestic, and Rated Money Market placed after 3:00 p.m. Eastern time that is not properly identified with a wire reference number will be returned to the bank from which it was wired and will not be credited to your account.
THE FOLLOWING INFORMATION REPLACES THE SEVENTH PARAGRAPH UNDER THE SUB-HEADING "BY WIRE" IN THE "HOW TO BUY SHARES" SECTION, BEGINNING ON PAGE 19.
You will earn dividends on the day of your investment, provided (i) you telephone Fidelity Client Services and place your trade between 8:30 a.m. and 12:00 p.m. Eastern time for Tax-Exempt; 8:30 a.m. and 2:00 p.m. Eastern time for Treasury Only; 8:30 a.m. and 3:00 p.m. Eastern time for Money Market; and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market, on days the funds are open for business, and (ii) the fund's designated wire bank receives the wire before the close of the Federal Reserve Wire System on the day your purchase order is accepted by the transfer agent.
THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH IN THE "HOW TO SELL SHARES" SECTION, ON PAGE 20.
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted by the transfer agent. NAV is normally calculated at 12:00 p.m. Eastern time for Tax-Exempt; 2:00 p.m. Eastern time for Treasury Only; 3:00 p.m. Eastern time for Money Market; and 3:00 p.m. and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market.
THE FOLLOWING INFORMATION REPLACES THE SIXTH PARAGRAPH UNDER THE SUB-HEADING "BY TELEPHONE" IN THE "HOW TO SELL SHARES" SECTION, ON PAGE 20. Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is received by telephone between 8:30 a.m. and 12:00 p.m. Eastern time for Tax-Exempt; 8:30 a.m. and 2:00 p.m. Eastern time for Treasury Only; 8:30 a.m. and 3:00 p.m. Eastern time for Money Market; and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market, redemption proceeds will normally be wired on the same day your redemption request is received by the transfer agent.
THE FOLLOWING INFORMATION REPLACES THE EIGHTH PARAGRAPH UNDER THE SUB-HEADING "BY TELEPHONE" IN THE "HOW TO SELL SHARES" SECTION, ON PAGE 20. In order to redeem shares of Treasury, Government, Domestic, and Rated Money Market after 3:00 p.m. Eastern time, you must contact Fidelity Client Services one week in advance to make late-trading arrangements.
PLEASE NOTE: THE NEXT SIX CHANGES AFFECT THE "SHAREHOLDER AND ACCOUNT POLICIES" SECTION OF THE PROSPECTUS, BEGINNING ON PAGE 22.
THE FOLLOWING INFORMATION REPLACES THE FIFTH PARAGRAPH UNDER THE SUB-HEADING "WHEN YOU PLACE AN ORDER TO BUY SHARES" IN THE "TRANSACTION DETAILS" SECTION, BEGINNING ON PAGE 23.
The income declared for each of Treasury, Government, Domestic, and Rated Money Market is based on estimates of net interest income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.
THE FOLLOWING INFORMATION REPLACES THE SIXTH PARAGRAPH UNDER THE SUB-HEADING "WHEN YOU PLACE AN ORDER TO BUY SHARES" IN THE "TRANSACTION DETAILS" SECTION, BEGINNING ON PAGE 23.
Shareholders of record as of 12:00 p.m. Eastern time for Tax-Exempt; 2:00 p.m. Eastern time for Treasury Only; 3:00 p.m. Eastern time for Money Market; and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market, will be entitled to dividends declared that day.
THE SEVENTH PARAGRAPH UNDER THE SUB-HEADING "WHEN YOU PLACE AN ORDER TO BUY SHARES" IN THE "TRANSACTION DETAILS" SECTION BEGINNING ON PAGE 23 IS DELETED.
THE FIRST BULLET UNDER THE SUB-HEADING "WHEN YOU PLACE AN ORDER TO SELL SHARES" IN THE "TRANSACTION DETAILS" SECTION ON PAGE 24 IS DELETED.
THE FOLLOWING INFORMATION REPLACES THE SECOND BULLET UNDER THE SUB-HEADING "WHEN YOU PLACE AN ORDER TO SELL SHARES" IN THE "TRANSACTION DETAILS" SECTION, ON PAGE 24.
(small solid bullet) Shares of each fund do not receive the dividend declared on the day of redemption.
THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH IN THE "EXCHANGE RESTRICTIONS" SECTION, ON PAGE 24.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for business by calling Fidelity Client Services at the number listed on page 19 between 8:30 a.m. and 12:00 p.m. Eastern time for Tax-Exempt; 8:30 a.m. and 2:00 p.m. Eastern time for Treasury Only; 8:30 a.m. and 3:00 p.m. Eastern time for Money Market; and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market.
 (PAGE 2 OF 2)
SUPPLEMENT TO THE
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS II PROSPECTUS
DATED NOVEMBER 1, 1995
THE FOLLOWING INFORMATION REPLACES THE "LENDING" PARAGRAPHS IN THE "SECURITIES AND INVESTMENT PRACTICES" SECTION OF THE PROSPECTUS, ON PAGE 16.
LENDING. A fund may lend money to other funds advised by FMR. RESTRICTIONS. Loans, in the aggregate, may not exceed 331/3% of a fund's total assets. Treasury Only, Treasury, Government, and Tax-Exempt do not intend to engage in lending.
ON DECEMBER 14, 1995, THE BOARD OF TRUSTEES APPROVED NEW TIMES AT WHICH THE NET ASSET VALUE PER SHARE (NAV) FOR EACH OF TREASURY ONLY, GOVERNMENT, DOMESTIC, AND RATED MONEY MARKET IS CALCULATED. THE BOARD ALSO APPROVED EXTENDED TRADING DEADLINES FOR THOSE FUNDS. TREASURY ONLY'S NAV WILL BE CALCULATED AT 2:00 P.M. EASTERN TIME, AND THE FUND'S TRADING DEADLINE WILL BE EXTENDED TO 2:00 P.M. EASTERN TIME. THE NAV FOR EACH OF GOVERNMENT, DOMESTIC, AND RATED MONEY MARKET WILL BE CALCULATED AT BOTH 3:00 P.M. AND 5:00 P.M. EASTERN TIME, AND EACH FUND'S TRADING DEADLINE WILL BE EXTENDED TO 5:00 P.M. EASTERN TIME. THE ABOVE CHANGES WILL TAKE EFFECT ON OR ABOUT MARCH 18, 1996.
PLEASE NOTE: THE NEXT SEVEN CHANGES AFFECT THE "YOUR ACCOUNT" SECTION OF THE PROSPECTUS, BEGINNING ON PAGE 19.
THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH IN THE "HOW TO BUY SHARES" SECTION, ON PAGE 19.
Shares are purchased at the next NAV calculated after your order is received and accepted by the transfer agent. NAV is normally calculated at 12:00 p.m. Eastern time for Tax-Exempt; 2:00 p.m. Eastern time for Treasury Only; 3:00 p.m. Eastern time for Money Market; and 3:00 p.m. and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market. THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER THE SUB-HEADING "BY WIRE" IN THE "HOW TO BUY SHARES" SECTION, ON PAGE 19.
In order to receive same-day acceptance of your investment, you must call Fidelity Client Services and place your order between 8:30 a.m. and 12:00 p.m. Eastern time for Tax-Exempt; 8:30 a.m. and 2:00 p.m. Eastern time for Treasury Only; 8:30 a.m. and 3:00 p.m. Eastern time for Money Market; and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market, on days the funds are open for business.
THE FOLLOWING INFORMATION REPLACES THE FIFTH PARAGRAPH UNDER THE SUB-HEADING "BY WIRE" IN THE "HOW TO BUY SHARES" SECTION, ON PAGE 19.
In order to purchase shares of Treasury, Government, Domestic, and Rated Money Market after 3:00 p.m. Eastern time, you must contact Fidelity Client Services one week in advance to make late-trading arrangements. In order to receive same-day acceptance of your purchase order for Treasury, Government, Domestic, and Rated Money Market after 3:00 p.m. Eastern time, you must call Fidelity Client Services as early in the day as possible. Wired money for purchase orders for Treasury, Government, Domestic, and Rated Money Market placed after 3:00 p.m. Eastern time that is not properly identified with a wire reference number will be returned to the bank from which it was wired and will not be credited to your account.
THE FOLLOWING INFORMATION REPLACES THE SEVENTH PARAGRAPH UNDER THE SUB-HEADING "BY WIRE" IN THE "HOW TO BUY SHARES" SECTION, BEGINNING ON PAGE 19.
You will earn dividends on the day of your investment, provided (i) you telephone Fidelity Client Services and place your trade between 8:30 a.m. and 12:00 p.m. Eastern time for Tax-Exempt; 8:30 a.m. and 2:00 p.m. Eastern time for Treasury Only; 8:30 a.m. and 3:00 p.m. Eastern time for Money Market; and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market, on days the funds are open for business, and (ii) the fund's designated wire bank receives the wire before the close of the Federal Reserve Wire System on the day your purchase order is accepted by the transfer agent.
THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH IN THE "HOW TO SELL SHARES" SECTION, ON PAGE 20.
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted by the transfer agent. NAV is normally calculated at 12:00 p.m. Eastern time for Tax-Exempt; 2:00 p.m. Eastern time for Treasury Only; 3:00 p.m. Eastern time for Money Market; and 3:00 p.m. and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market.
THE FOLLOWING INFORMATION REPLACES THE SIXTH PARAGRAPH UNDER THE SUB-HEADING "BY TELEPHONE" IN THE "HOW TO SELL SHARES" SECTION, ON PAGE 20. Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is received by telephone between 8:30 a.m. and 12:00 p.m. Eastern time for Tax-Exempt; 8:30 a.m. and 2:00 p.m. Eastern time for Treasury Only; 8:30 a.m. and 3:00 p.m. Eastern time for Money Market; and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market, redemption proceeds will normally be wired on the same day your redemption request is received by the transfer agent.
THE FOLLOWING INFORMATION REPLACES THE EIGHTH PARAGRAPH UNDER THE SUB-HEADING "BY TELEPHONE" IN THE "HOW TO SELL SHARES" SECTION, ON PAGE 20. In order to redeem shares of Treasury, Government, Domestic, and Rated Money Market after 3:00 p.m. Eastern time, you must contact Fidelity Client Services one week in advance to make late-trading arrangements.
PLEASE NOTE: THE NEXT SIX CHANGES AFFECT THE "SHAREHOLDER AND ACCOUNT POLICIES" SECTION OF THE PROSPECTUS, BEGINNING ON PAGE 22.
THE FOLLOWING INFORMATION REPLACES THE FIFTH PARAGRAPH UNDER THE SUB-HEADING "WHEN YOU PLACE AN ORDER TO BUY SHARES" IN THE "TRANSACTION DETAILS" SECTION, BEGINNING ON PAGE 23.
The income declared for each of Treasury, Government, Domestic, and Rated Money Market is based on estimates of net interest income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.
THE FOLLOWING INFORMATION REPLACES THE SIXTH PARAGRAPH UNDER THE SUB-HEADING "WHEN YOU PLACE AN ORDER TO BUY SHARES" IN THE "TRANSACTION DETAILS" SECTION, BEGINNING ON PAGE 23.
Shareholders of record as of 12:00 p.m. Eastern time for Tax-Exempt; 2:00 p.m. Eastern time for Treasury Only; 3:00 p.m. Eastern time for Money Market; and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market, will be entitled to dividends declared that day.
THE SEVENTH PARAGRAPH UNDER THE SUB-HEADING "WHEN YOU PLACE AN ORDER TO BUY SHARES" IN THE "TRANSACTION DETAILS" SECTION BEGINNING ON PAGE 23 IS DELETED.
THE FIRST BULLET UNDER THE SUB-HEADING "WHEN YOU PLACE AN ORDER TO SELL SHARES" IN THE "TRANSACTION DETAILS" SECTION ON PAGE 24 IS DELETED.
THE FOLLOWING INFORMATION REPLACES THE SECOND BULLET UNDER THE SUB-HEADING "WHEN YOU PLACE AN ORDER TO SELL SHARES" IN THE "TRANSACTION DETAILS" SECTION, ON PAGE 24.
(small solid bullet) Shares of each fund do not receive the dividend declared on the day of redemption.
THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH IN THE "EXCHANGE RESTRICTIONS" SECTION, ON PAGE 24.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for business by calling Fidelity Client Services at the number listed on page 19 between 8:30 a.m. and 12:00 p.m. Eastern time for Tax-Exempt; 8:30 a.m. and 2:00 p.m. Eastern time for Treasury Only; 8:30 a.m. and 3:00 p.m. Eastern time for Money Market; and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market.
 (PAGE 2 OF 2)
SUPPLEMENT TO THE
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS III PROSPECTUS
DATED NOVEMBER 1, 1995
THE FOLLOWING INFORMATION REPLACES THE "LENDING" PARAGRAPHS IN THE "SECURITIES AND INVESTMENT PRACTICES" SECTION OF THE PROSPECTUS, ON PAGE 16.
LENDING. A fund may lend money to other funds advised by FMR. RESTRICTIONS. Loans, in the aggregate, may not exceed 331/3% of a fund's total assets. Treasury Only, Treasury, Government, and Tax-Exempt do not intend to engage in lending.
ON DECEMBER 14, 1995, THE BOARD OF TRUSTEES APPROVED NEW TIMES AT WHICH THE NET ASSET VALUE PER SHARE (NAV) FOR EACH OF TREASURY ONLY, GOVERNMENT, DOMESTIC, AND RATED MONEY MARKET IS CALCULATED. THE BOARD ALSO APPROVED EXTENDED TRADING DEADLINES FOR THOSE FUNDS. TREASURY ONLY'S NAV WILL BE CALCULATED AT 2:00 P.M. EASTERN TIME, AND THE FUND'S TRADING DEADLINE WILL BE EXTENDED TO 2:00 P.M. EASTERN TIME. THE NAV FOR EACH OF GOVERNMENT, DOMESTIC, AND RATED MONEY MARKET WILL BE CALCULATED AT BOTH 3:00 P.M. AND 5:00 P.M. EASTERN TIME, AND EACH FUND'S TRADING DEADLINE WILL BE EXTENDED TO 5:00 P.M. EASTERN TIME. THE ABOVE CHANGES WILL TAKE EFFECT ON OR ABOUT MARCH 18, 1996.
PLEASE NOTE: THE NEXT SEVEN CHANGES AFFECT THE "YOUR ACCOUNT" SECTION OF THE PROSPECTUS, BEGINNING ON PAGE 19.
THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH IN THE "HOW TO BUY SHARES" SECTION, ON PAGE 19.
Shares are purchased at the next NAV calculated after your order is received and accepted by the transfer agent. NAV is normally calculated at 12:00 p.m. Eastern time for Tax-Exempt; 2:00 p.m. Eastern time for Treasury Only; 3:00 p.m. Eastern time for Money Market; and 3:00 p.m. and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market. THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER THE SUB-HEADING "BY WIRE" IN THE "HOW TO BUY SHARES" SECTION, ON PAGE 19.
In order to receive same-day acceptance of your investment, you must call Fidelity Client Services and place your order between 8:30 a.m. and 12:00 p.m. Eastern time for Tax-Exempt; 8:30 a.m. and 2:00 p.m. Eastern time for Treasury Only; 8:30 a.m. and 3:00 p.m. Eastern time for Money Market; and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market, on days the funds are open for business.
THE FOLLOWING INFORMATION REPLACES THE FIFTH PARAGRAPH UNDER THE SUB-HEADING "BY WIRE" IN THE "HOW TO BUY SHARES" SECTION, ON PAGE 19.
In order to purchase shares of Treasury, Government, Domestic, and Rated Money Market after 3:00 p.m. Eastern time, you must contact Fidelity Client Services one week in advance to make late-trading arrangements. In order to receive same-day acceptance of your purchase order for Treasury, Government, Domestic, and Rated Money Market after 3:00 p.m. Eastern time, you must call Fidelity Client Services as early in the day as possible. Wired money for purchase orders for Treasury, Government, Domestic, and Rated Money Market placed after 3:00 p.m. Eastern time that is not properly identified with a wire reference number will be returned to the bank from which it was wired and will not be credited to your account.
THE FOLLOWING INFORMATION REPLACES THE SEVENTH PARAGRAPH UNDER THE SUB-HEADING "BY WIRE" IN THE "HOW TO BUY SHARES" SECTION, BEGINNING ON PAGE 19.
You will earn dividends on the day of your investment, provided (i) you telephone Fidelity Client Services and place your trade between 8:30 a.m. and 12:00 p.m. Eastern time for Tax-Exempt; 8:30 a.m. and 2:00 p.m. Eastern time for Treasury Only; 8:30 a.m. and 3:00 p.m. Eastern time for Money Market; and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market, on days the funds are open for business, and (ii) the fund's designated wire bank receives the wire before the close of the Federal Reserve Wire System on the day your purchase order is accepted by the transfer agent.
THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH IN THE "HOW TO SELL SHARES" SECTION, ON PAGE 20.
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted by the transfer agent. NAV is normally calculated at 12:00 p.m. Eastern time for Tax-Exempt; 2:00 p.m. Eastern time for Treasury Only; 3:00 p.m. Eastern time for Money Market; and 3:00 p.m. and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market.
THE FOLLOWING INFORMATION REPLACES THE SIXTH PARAGRAPH UNDER THE SUB-HEADING "BY TELEPHONE" IN THE "HOW TO SELL SHARES" SECTION, ON PAGE 20. Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is received by telephone between 8:30 a.m. and 12:00 p.m. Eastern time for Tax-Exempt; 8:30 a.m. and 2:00 p.m. Eastern time for Treasury Only; 8:30 a.m. and 3:00 p.m. Eastern time for Money Market; and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market, redemption proceeds will normally be wired on the same day your redemption request is received by the transfer agent.
THE FOLLOWING INFORMATION REPLACES THE EIGHTH PARAGRAPH UNDER THE SUB-HEADING "BY TELEPHONE" IN THE "HOW TO SELL SHARES" SECTION, ON PAGE 20. In order to redeem shares of Treasury, Government, Domestic, and Rated Money Market after 3:00 p.m. Eastern time, you must contact Fidelity Client Services one week in advance to make late-trading arrangements.
PLEASE NOTE: THE NEXT SIX CHANGES AFFECT THE "SHAREHOLDER AND ACCOUNT POLICIES" SECTION OF THE PROSPECTUS, BEGINNING ON PAGE 22.
THE FOLLOWING INFORMATION REPLACES THE FIFTH PARAGRAPH UNDER THE SUB-HEADING "WHEN YOU PLACE AN ORDER TO BUY SHARES" IN THE "TRANSACTION DETAILS" SECTION, BEGINNING ON PAGE 23.
The income declared for each of Treasury, Government, Domestic, and Rated Money Market is based on estimates of net interest income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.
THE FOLLOWING INFORMATION REPLACES THE SIXTH PARAGRAPH UNDER THE SUB-HEADING "WHEN YOU PLACE AN ORDER TO BUY SHARES" IN THE "TRANSACTION DETAILS" SECTION, BEGINNING ON PAGE 23.
Shareholders of record as of 12:00 p.m. Eastern time for Tax-Exempt; 2:00 p.m. Eastern time for Treasury Only; 3:00 p.m. Eastern time for Money Market; and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market, will be entitled to dividends declared that day.
THE SEVENTH PARAGRAPH UNDER THE SUB-HEADING "WHEN YOU PLACE AN ORDER TO BUY SHARES" IN THE "TRANSACTION DETAILS" SECTION BEGINNING ON PAGE 23 IS DELETED.
THE FIRST BULLET UNDER THE SUB-HEADING "WHEN YOU PLACE AN ORDER TO SELL SHARES" IN THE "TRANSACTION DETAILS" SECTION ON PAGE 24 IS DELETED.
THE FOLLOWING INFORMATION REPLACES THE SECOND BULLET UNDER THE SUB-HEADING "WHEN YOU PLACE AN ORDER TO SELL SHARES" IN THE "TRANSACTION DETAILS" SECTION, ON PAGE 24.
(small solid bullet) Shares of each fund do not receive the dividend declared on the day of redemption.
THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH IN THE "EXCHANGE RESTRICTIONS" SECTION, ON PAGE 24.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for business by calling Fidelity Client Services at the number listed on page 19 between 8:30 a.m. and 12:00 p.m. Eastern time for Tax-Exempt; 8:30 a.m. and 2:00 p.m. Eastern time for Treasury Only; 8:30 a.m. and 3:00 p.m. Eastern time for Money Market; and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury, Government, Domestic, and Rated Money Market.
 (PAGE 2 OF 2)